CMA

CMA New Jersey
Municipal Money Fund



Semi-Annual Report




September 30, 1998

MERRILL LYNCH BULL LOGO


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.





CMA New Jersey
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011

Printed on post-consumer recycled paper





TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1998, CMA New Jersey
Municipal Money Fund paid shareholders a net annualized yield of 2.91%.* As of September 30, 1998, the Fund's 7-day yield was 3.14%.

Economic Environment
During the six-month period ended September 30, 1998, the economic instability previously limited to Asia spread to several other regions, including Russia and Latin America. Problems in our own domestic economy also became more apparent, with declining consumer confidence and diminishing corporate profits. US equity markets were hard hit as the Dow Jones Industrial Average fell by 10.9% and the broader unmanaged Standard & Poor's 500 Index fell by 7.7% for the six-month period ended September 30, 1998. In an effort to prevent the US economy from slipping into a possible recession, the Federal Reserve Board lowered the Federal Funds target rate by 25 basis points (0.25%) to 5.25% at its September 29, 1998 meeting. This easing was the first by the Federal Reserve Board since January 1996. The central bank unexpectedly cut the Federal Funds rate another quarter point in October, which investors viewed positively.

The US Treasury market was the clear beneficiary of the global market turmoil, with investors viewing US Treasury issues as a safe haven from the world's financial problems. The intermediate-term maturities on the interest rate yield curve saw the largest gains as the yields on five-year and ten-year US Treasury notes fell 139 basis points and 124 basis points, respectively, since March 31, 1998 to end the period at 4.22% and 4.40%, respectively.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
CMA New Jersey Municipal Money Fund began the six-month period ended September 30, 1998 with an average portfolio maturity of 35 days. In view of changing market conditions, we made several purchases of notes and tax-exempt commercial paper during the six-month period that increased the Fund's average portfolio maturity to 60 days by period-end. The note purchases provided yields to the Fund in the 3.55%--3.60% range, with maturities from six months to one year. By September period-end, New Jersey note yields had fallen to the 3.25% range for a one-year maturity as demand increased and supply decreased.

Overall, short-term issuance within the state decreased 25.9% in the first nine months of this year as compared to the previous year as state and local government finances continued to improve, thereby reducing the need of municipalities to borrow. New Jersey is an excellent example, since it came to market with its annual issuance of tax-exempt commercial paper in September 1998. This year's issuance of $700 million reflected a 12.5% decrease as compared to last year, and the state expects to end fiscal year 1999 with a surplus in excess of $700 million. Commercial paper remains an important tool in managing the Fund's average portfolio maturity while providing solid credit quality.

Finally, in our March 31, 1998 letter to shareholders, we had discussed the new SEC Rule 2a-7 diversification guidelines that took effect on July 1, 1998. The Fund was well positioned in terms of diversification, which facilitated a smooth transition to the new guidelines.

In the upcoming months, we expect that market conditions will remain challenging as the world financial community intensifies its effort to prevent a global recession. Short-term municipal bond yields will likely remain under pressure if the Federal Reserve Board eases monetary policy further. We will continue to seek opportunities to purchase securities that will provide shareholders with the highest credit quality, a stable net asset value and an attractive yield.

In Conclusion
We thank you for your continued interest in CMA New Jersey Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Steven T. Lewis)
Steven T. Lewis
Vice President and Portfolio Manager



November 4, 1998



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund

ACES SM        Adjustable Convertible Extendable Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
CP             Commercial Paper
EDA            Economic Development Authority
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
IDR            Industrial Development Revenue Bonds
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
TAN            Tax Anticipation Notes
UT             Unlimited Tax
VRDN           Variable Rate Demand Notes



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                                                          (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                                    Issue                                            (Note 1a)
New Jersey--       $  3,800   Atlantic County, New Jersey, Improvement Authority Revenue Bonds (Pooled
95.1%                         Governmental Loan Program), ACES, 3.55% due 7/01/2026 (a)                       $    3,800
                      1,000   Bergen County, New Jersey, School, UT, 4.40% due 3/01/1999                           1,003
                      8,500   Bernards Township, New Jersey, Sewage Authority, Sewer Revenue Refunding
                              Bonds, 3.85% due 12/15/1998                                                          8,500
                     10,562   Brick Township, New Jersey, BAN, UT, 4% due 5/14/1999                               10,590
                              Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (a):
                      2,780     (Jewish Community Center Project), 3.75% due 12/01/2010                            2,780
                     13,900     (Parkview Redevelopment Housing Project), AMT, 3.90% due 7/01/2026                13,900
                      7,600   Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 97C-2103, Class A,
                              3.91% due 2/15/2007 (a)                                                              7,600
                              Eagle Tax-Exempt Trust, New Jersey State Housing and Mortgage Finance
                              Agency, VRDN (a):
                      6,300     4.07% due 10/01/2015                                                               6,300
                     10,200     Series 94C-3001, 4.07% due 10/01/2015 (e)                                         10,200
                     14,000     Series 97C-3002, Class A, 3.70% due 10/01/2019 (e)                                14,000
                      5,050   Essex County, New Jersey, Improvement Authority Revenue Bonds (Pooled
                              Governmental Loan Program), ACES, 3.60% due 7/01/2026 (a)                            5,050
                      9,500   Essex County, New Jersey, TAN, UT, 4% due 11/30/1998                                 9,507
                     13,260   Floating Rate Trust Certificates, VRDN, Series 1994-E, 3.60% due
                              7/02/1999 (a)(b)                                                                    13,260
                      8,000   Hudson County, New Jersey, Improvement Authority, Floating Rate Bonds
                              (Essential Purpose Pooled Government), VRDN, 3.85% due 7/15/2026 (a)                 8,000
                      2,000   Jersey City, New Jersey, Municipal Utilities Project Notes, 4.25%
                              due 7/30/1999                                                                        2,004
                     13,650   Jersey City, New Jersey, Refunding Notes, UT, 4% due 7/02/1999                      13,677
                     17,600   Monmouth County, New Jersey, Improvement Authority Revenue Bonds
                              (Pooled Government Loan Program), ACES, 3.65% due 8/01/2016 (a)                     17,600
                              Montclair Township, New Jersey, UT:
                      3,316     BAN, 4% due 4/16/1999                                                              3,322
                      1,671     Temporary Notes, 4% due 4/16/1999                                                  1,674
                      3,325   Montville Township, New Jersey, Temporary Notes (School District),
                              4% due 10/02/1998                                                                    3,325
                      3,145   New Jersey Building Authority, State Building Revenue Refunding
                              Bonds, 5% due 6/15/1999                                                              3,174


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                                    Issue                                            (Note 1a)
New Jersey                    New Jersey EDA, Economic Development Revenue Bonds, VRDN (a):
(continued)        $  3,300     (Atlanta-Danic Urban Renewal), 3.60% due 11/01/2007                           $    3,300
                      9,125     (Benedictine Abbey of Newark), 4% due 12/01/2019                                   9,125
                      1,425     (Brach/Jersey Avenue Project), 3.85% due 5/01/2011                                 1,425
                      1,210     (Catholic Community Services), 3.80% due 6/01/2025                                 1,210
                      3,600     (Delta Plastics Corporation Project), 4.25% due 10/01/2006                         3,600
                      2,204     (Filtra Corporation Project), 3.95% due 8/01/2015                                  2,204
                      1,415     (International Vitamin Corporation Project), AMT, 3.95% due 5/01/2003              1,415
                      1,600     (Office Court Associates Project), AMT, 3.95% due 4/01/2011                        1,600
                      1,610     (Park Lane Associates Project), AMT, 4% due 4/01/2010                              1,610
                      3,500     Refunding (Foreign Trade Zone Project), 4.10% due 12/01/2007                       3,500
                      2,078     Refunding (RJB Associates Project), 3.95% due 8/01/2008                            2,078
                      1,225     (Saint Peter's Preparatory School), 3.90% due 1/01/2010                            1,225
                      3,000     (Wyckoff Family YMCA Project), 4.10% due 10/01/2017                                3,000
                              New Jersey EDA, Exempt Facilities Revenue Bonds, AMT, CP:
                      8,200     (Chambers Cogeneration), 3.45% due 10/09/1998                                      8,200
                      3,500     (Chambers Cogeneration), 3.25% due 10/14/1998                                      3,500
                      3,600     (Chambers Cogeneration), 3.25% due 10/22/1998                                      3,600
                      3,600     (Chambers Cogeneration), 3.30% due 11/13/1998                                      3,600
                      8,000     (Chambers Cogeneration), 3.25% due 12/01/1998                                      8,000
                      4,300     (Keystone Project), 3.30% due 11/13/1998                                           4,300
                      4,500     (Keystone Project), 3.35% due 11/13/1998                                           4,500
                      4,400     (Keystone Project), 3.25% due 12/01/1998                                           4,400
                      9,300     (Keystone Project), 3.25% due 12/01/1998                                           9,300
                      1,455   New Jersey EDA, IDR (Plastic Suppliers Inc. Project), VRDN, AMT,
                              4.10% due 6/01/2006 (a)                                                              1,455
                      4,000   New Jersey EDA, Industrial and Economic Development Revenue Bonds
                              (Toys 'R' Us, Inc.), VRDN, 3.45% due 4/01/2019 (a)                                   4,000
                              New Jersey EDA, Natural Gas Facilities Revenue Bonds, VRDN (a)(b):
                      2,500     (NUI Corporation Project), AMT, Series A, 4.05% due 6/01/2026                      2,500
                      4,300     Refunding (New Jersey Natural Gas Company Project), AMT, Series B,
                                3.70% due 1/01/2028                                                                4,300
                      1,000     Refunding (New Jersey Natural Gas Company Project), Series A, 3.70%
                                due 9/01/2027                                                                      1,000
                              New Jersey EDA, PCR, VRDN (a):
                      4,835     (General Motors Corp. Project), 3.10% due 10/01/2000                               4,835
                      7,450     (Merck & Company), Series A, 4.25% due 10/01/2004                                  7,450
                      1,700     Refunding (Public Service Electric & Gas Company), Series A, 3.80%
                                due 3/01/2012 (e)                                                                  1,700
                      5,000   New Jersey EDA, Port Facility Revenue Bonds (Trailer Marine Crowle),
                              VRDN, 3.35% due 2/01/2002 (a)                                                        5,000
                              New Jersey EDA, Revenue Bonds, VRDN (a):
                      4,905     (Accurate Box Inc. Project), AMT, 4.05% due 11/01/2009                             4,905
                      2,000     (Adam Spence Corporation Project), AMT, 4.05% due 9/01/2017                        2,000
                      2,200     (Bethany Baptist Church Project), 3.85% due 3/01/2018                              2,200
                      3,700     (Catholic Charities), 3.80% due 11/01/2012                                         3,700
                        960     (E.P. Henry Corp. Project), 3.90% due 3/01/2005                                      960
                      1,035     (Economic Growth-Greater Mercer County), AMT, Series A-1, 3.75% due
                                11/01/2016                                                                         1,035
                      4,020     (Economic Growth-Greater Mercer County), AMT, Series E, 3.75% due
                                11/01/2006                                                                         4,020


CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)                                              (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                                    Issue                                            (Note 1a)
New Jersey                    New Jersey EDA, Revenue Bonds, VRDN (a) (concluded):
(continued)        $  3,295     (Economic Growth-Greater Mercer County), AMT, Series H, 3.75% due
                                11/01/2016                                                                    $    3,295
                      1,255     (Economic Growth-Greater Mercer County), Series F, 3.70% due
                                11/01/2016                                                                         1,255
                      1,500     (Economic Growth-Greater Mercer County), Series G, 3.70% due
                                11/01/2016                                                                         1,500
                      2,800     (Economic Growth-Paterson), AMT, Series A, 3.70% due 1/01/2016                     2,800
                      2,000     (Economic Growth-Paterson), AMT, Series B, 3.70% due 1/01/2005                     2,000
                      3,000     (Joe & James Moreng), AMT, 4.10% due 3/01/2013                                     3,000
                      1,000     (The Peddie School Project), 3.90% due 2/01/2026                                   1,000
                      2,000     (The Peddie School Project), Series B, 3.90% due 2/01/2019                         2,000
                      1,000     (Saint James Preparatory and Social Services Project), 3.85% due
                                12/01/2027                                                                         1,000
                      2,400     (US Golf Association Project), 3.90% due 5/01/2023                                 2,400
                     25,500   New Jersey EDA, Water Facilities Revenue Bonds, VRDN, AMT, Series
                              A-46, 4.40% due 7/01/2038 (a)(d)                                                    25,500
                     22,855   New Jersey Sports and Exposition Authority (State Contract), VRDN,
                              Series C, 3.75% due 9/01/2024 (a)(e)                                                22,855
                     10,000   New Jersey State, CP, Series 1998-A, 3.80% due 10/07/1998                           10,000
                      7,585   New Jersey State Educational Facilities Authority Revenue Bonds,
                              FLOATS, Series SG-48, 4.14% due 7/01/2026 (a)(e)                                     7,585
                      1,600   New Jersey State, GO, 7.30% due 4/15/1999 (c)                                        1,657
                      3,400   New Jersey State Higher Education Assistance Authority, Student
                              Loan Revenue Bonds (New Jersey Class Loan Program), AMT, Series B,
                              3.75% due 6/01/1999 (e)                                                              3,400
                     10,000   New Jersey State Highway Authority, General Revenue Bonds (Garden
                              State Parkway), 7.25% due 1/01/1999 (c)                                             10,290
                     10,285   New Jersey State Tender Options, VRDN, UT, Series 104-A, 4.15% due
                              2/15/2004 (a)                                                                       10,285
                              New Jersey State Transportation Trust Fund Authority (Transportation
                              System):
                     14,075     MSTR, Series 64, Class A, 3.63% due 2/03/1999 (f)                                 14,075
                      2,500     Refunding, Series A, 5.50% due 6/15/1999 (b)                                       2,534
                      2,000     Refunding, Series B, 5% due 6/15/1999                                              2,021
                      4,450     Series B, 5% due 6/15/1999                                                         4,493
                      4,200   New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                              VRDN, Series D, 3.65% due 1/01/2018 (a)(d)                                           4,200
                              North Brunswick Township, New Jersey, BAN, UT:
                      1,250     4% due 12/30/1998                                                                  1,251
                      2,923     4% due 8/27/1999                                                                   2,933
                      1,315   North Haledon, New Jersey, BAN, 3.85% due 8/12/1999                                  1,317
                              Passaic County, New Jersey, BAN:
                      7,500     4% due 9/24/1999                                                                   7,534
                     18,788     UT, 4.25% due 6/14/1999                                                           18,848
                              Port Authority of New York and New Jersey (Line of Credit), CP,
                              Series A and B:
                      1,000     3.35% due 11/10/1998                                                               1,000
                      3,410     3.40% due 11/10/1998                                                               3,410
                      3,455     3.35% due 11/13/1998                                                               3,455
                      7,430     3.50% due 12/08/1998                                                               7,430
                      9,860     3.50% due 12/14/1998                                                               9,860
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds, VRDN, AMT (a)(e):
                     20,800     MSTR, Series SGA-69, 4.10% due 12/01/2022                                         20,800
                     20,500     Series SG-94, 4.14% due 12/01/2017                                                20,500



CMA NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONCLUDED)                                              (IN THOUSANDS)
                     Face                                                                                        Value
State               Amount                                    Issue                                            (Note 1a)
New Jersey                    Port Authority of New York and New Jersey, Special Obligation Revenue
(concluded)                   Bonds (Versatile Structure Obligation), VRDN (a):
                    $38,450     AMT, Series 4, 4.20% due 4/01/2024                                            $   38,450
                     23,200     AMT, Series 6, 4.20% due 12/01/2017                                               23,200
                     51,400     Refunding, AMT, Series 1R, 4.15% due 8/01/2028                                    51,400
                      3,100     Series 5, 4.05% due 8/01/2024                                                      3,100
                      2,362   Rahway, New Jersey, BAN, 4.05% due 6/25/1999                                         2,366
                      7,300   Salem County, New Jersey, Industrial Pollution Control Financing
                              Authority Revenue Bonds (du Pont (E.I.) de Nemours & Co.), VRDN,
                              Series A, 3.50% due 3/01/2012 (a)                                                    7,300
                              Salem County, New Jersey, Pollution Control Financing Authority, PCR,
                              Refunding (Atlantic City Electric Company), VRDN (a)(e):
                      1,000     AMT, Series B, 3.70% due 7/15/2017                                                 1,000
                      5,500     Series A, 3.60% due 4/15/2014                                                      5,500
                      4,400   Somerset County, New Jersey, Industrial Pollution Control Financing
                              Authority Revenue Refunding Bonds (American Cyanamid), VRDN, 3.55% due
                              12/01/2006 (a)                                                                       4,400
                     18,600   Stafford Township, New Jersey, BAN, 4.25% due 2/12/1999                             18,629
                     11,660   Sussex County, New Jersey, BAN, UT, 4% due 2/09/1999                                11,673
                      2,200   Union County, New Jersey, Industrial Pollution Control Financing Authority,
                              PCR, Refunding (Allied Signal Project), VRDN, 4.10% due 12/01/2020 (a)               2,200
                      1,500   West Orange, New Jersey, BAN, 4.25% due 11/17/1998                                   1,501
                      8,000   West Windsor/Plainsboro, New Jersey, Regional School District Temporary
                              Notes, UT, 4% due 1/27/1999                                                          8,011
                              Woodbridge Township, New Jersey, BAN:
                     15,000     4% due 7/30/1999                                                                  15,047
                     10,000     UT, 4% due 7/01/1999                                                              10,032


Puerto Rico--         9,900   Eagle Tax-Exempt Trust, Puerto Rico Housing Finance, VRDN, Series
4.1%                          97C-5102, 3.35% due 10/01/2011 (a)(b)                                                9,900
                      1,000   Puerto Rico Commonwealth, Government Development Bank, Refunding, VRDN,
                              3.625% due 12/01/2015 (a)(e)                                                         1,000
                        700   Puerto Rico Commonwealth, Highway and Transportation Authority, Highway
                              Revenue Bonds, VRDN, Series X, 3.625% due 7/01/1999 (a)                                700
                     20,210   Puerto Rico, Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                              Series SGA-43, 3.87% due 7/01/2022 (a)(e)                                           20,210

                              Total Investments (Cost--$768,120*)--99.2%                                         768,120

                              Other AssetsLess Liabilities--0.8%                                                   5,912
                                                                                                              ----------
                              Net Assets--100.0%                                                              $  774,032
                                                                                                              ==========


(a)The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the rate in effect at September 30, 1998.
(b)AMBAC Insured.
(c)Prerefunded.
(d)FGIC Insured.
(e)MBIA Insured.
(f)FSA Insured.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998
Assets:
Investments, at value (identified cost--$768,120,246) (Note 1a)                                           $  768,120,246
Cash                                                                                                             118,691
Interest receivable                                                                                            5,412,019
Prepaid registration fees and other assets (Note 1d)                                                           1,023,614
                                                                                                          --------------
Total assets                                                                                                 774,674,570
                                                                                                          --------------
Liabilities:
Payables:
 Investment adviser (Note 2)                                                             $      308,450
 Distributor (Note 2)                                                                           188,235          496,685
                                                                                         --------------
Accrued expenses and other liabilities                                                                           145,971
                                                                                                          --------------
Total liabilities                                                                                                642,656
                                                                                                          --------------

Net Assets                                                                                                $  774,031,914
                                                                                                          ==============
Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of shares
authorized                                                                                                $   77,418,699
Paid-in capital in excess of par                                                                             696,767,963
Accumulated realized capital losses--net (Note 4)                                                               (154,748)
                                                                                                          --------------
Net Assets--Equivalent to $1.00 per share based on 774,186,989 shares of
beneficial interest outstanding                                                                           $  774,031,914
                                                                                                          ==============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                  $   13,639,419

Expenses:
Investment advisory fees (Note 2)                                                        $    1,826,287
Distribution fees (Note 2)                                                                      479,497
Transfer agent fees (Note 2)                                                                     62,202
Accounting services (Note 2)                                                                     40,464
Registration fees (Note 1d)                                                                      31,385
Professional fees                                                                                30,449
Custodian fees                                                                                   26,802
Printing and shareholder reports                                                                 17,396
Pricing fees                                                                                      5,506
Trustees' fees and expenses                                                                       2,676
Other                                                                                             3,840
                                                                                         --------------
Total expenses                                                                                                 2,526,504
                                                                                                          --------------
Investment income--net                                                                                        11,112,915

Realized Loss on Investments--Net (Note 1c)                                                                      (14,798)
                                                                                                          --------------

Net Increase in Net Assets Resulting from Operations                                                      $   11,098,117
                                                                                                          ==============


See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                          For the Six       For the
                                                                                          Months Ended     Year Ended
                                                                                          September 30,     March 31,
Increase (Decrease) in Net Assets:                                                            1998            1998
Operations:
Investment income--net                                                                   $   11,112,915   $   20,706,359
Realized loss on investments--net                                                               (14,798)         (31,035)
                                                                                         --------------   --------------
Net increase in net assets resulting from operations                                         11,098,117       20,675,324
                                                                                         --------------   --------------
Dividends to Shareholders (Note 1e):
Investment income--net                                                                      (11,112,915)     (20,706,317)
                                                                                         --------------   --------------
Net decrease in net assets resulting from dividends to shareholders                         (11,112,915)     (20,706,317)
                                                                                         --------------   --------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                          1,310,292,139    2,799,906,641
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                          11,114,755       20,706,788
                                                                                         --------------   --------------
                                                                                          1,321,406,894    2,820,613,429
Cost of shares redeemed                                                                  (1,347,357,477)  (2,703,946,349)
                                                                                         --------------   --------------
Net increase (decrease) in net assets derived from beneficial interest transactions         (25,950,583)     116,667,080
                                                                                         --------------   --------------
Net Assets:
Total increase (decrease) in net assets                                                     (25,965,381)     116,636,087
Beginning of period                                                                         799,997,295      683,361,208
                                                                                         --------------   --------------
End of period                                                                            $  774,031,914   $  799,997,295
                                                                                         ==============   ==============

See Notes to Financial Statements.


CMA NEW JERSEY MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived       For the Six
from information provided in the financial statements.          Months Ended
                                                                September 30,       For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                             1998       1998       1997        1996        1995
Per Share Operating Performance:
Net asset value, beginning of period                              $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  ---------  ---------  ---------  ---------   ---------
Investment income--net                                                  .01        .03        .03        .03         .02
                                                                  ---------  ---------  ---------  ---------   ---------
Total from investment operations                                        .01        .03        .03        .03         .02
                                                                  ---------  ---------  ---------  ---------   ---------
Less dividends from investment income--net                             (.01)      (.03)      (.03)      (.03)       (.02)
                                                                  ---------  ---------  ---------  ---------   ---------
Net asset value, end of period                                    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
                                                                  =========  =========  =========  =========   =========
Total Investment Return                                               2.91%*     2.97%      2.83%      3.07%       2.52%
                                                                  =========  =========  =========  =========   =========
Ratios to Average Net Assets:
Expenses                                                               .66%*      .66%       .68%       .68%        .71%
                                                                  =========  =========  =========  =========   =========
Investment income--net                                                2.88%*     2.92%      2.78%      3.02%       2.51%
                                                                  =========  =========  =========  =========   =========
Supplemental Data:
Net assets, end of period (in thousands)                          $ 774,032  $ 799,997  $ 683,361  $ 610,285   $ 525,747
                                                                  =========  =========  =========  =========   =========

*Annualized.


See Notes to Financial Statements.



CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA New Jersey Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.


CMA NEW JERSEY MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1998, the Fund had a net capital loss carryforward of approximately $140,000, of which $72,000 expires in 2003, $4,000 expires in 2004, $33,000 expires in 2005 and $31,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.




CMA NEW JERSEY MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].